Operating Profit Disclosures Continuing Operations - Summary of Auditor's Remuneration (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditor's remuneration [Abstract]
Auditors Remuneration	€ 20	€ 19	€ 19
Ernst and Young [Member]
Auditor's remuneration [Abstract]
Auditors Remuneration	0	0	0
Other than EY [Member]
Auditor's remuneration [Abstract]
Auditors Remuneration	€ 2	€ 2	€ 2